Business Segments and Geographic Areas	10 Months Ended
Jan. 01, 2011
Business Segments and Geographic Areas [Abstract]
Business Segments And Geographic Areas
P. BUSINESS SEGMENTS AND GEOGRAPHIC AREAS
The Company classifies its business into three reportable segments, which also represent its operating segments: Construction & Do It Yourself (“CDIY”), Security, and Industrial.
The CDIY segment manufactures and markets hand tools, corded and cordless electric power tools and equipment, lawn and garden products, consumer portable power products, home products, accessories and attachments for power tools, plumbing products, consumer mechanics tools, storage systems, and pneumatic tools and fasteners. These products are sold to professional end users, distributors, and consumers, and are distributed through retailers (including home centers, mass merchants, hardware stores, and retail lumber yards).
The Security segment provides access and security solutions primarily for consumers, retailers, educational, financial and healthcare institutions, as well as commercial, governmental and industrial customers. The Company provides an extensive suite of mechanical and electronic security products and systems, and a variety of security services. These include security integration systems, software, related installation, maintenance, monitoring services, automatic doors, door closers, electronic keyless entry systems, exit devices, healthcare storage and supply chain solutions, patient protection products, hardware (including door and cabinet knobs and hinges, door stops, kick plates, house numbers, gate hardware, cabinet pulls, hooks, braces and shelf brackets), locking mechanisms, electronic keyless entry systems, keying systems, tubular and mortise door locksets. Security products are sold primarily on a direct sales basis, and in certain instances, through third party distributors.
The Industrial segment manufactures and markets professional industrial and automotive mechanics tools and storage systems, metal and plastic fasteners and engineered fastening systems, hydraulic tools and accessories, and specialty tools. These products are sold to industrial customers including automotive, transportation, electronics, aerospace, machine tool and appliance industries and distributed through third party distributors as well as through direct sales forces. As discussed in Note E, Merger and Acquisitions, in July 2010 the Company completed the acquisition of CRC-Evans which is a full line supplier of specialized tools, equipment and services used in the construction of large diameter oil and natural gas transmission pipelines. CRC-Evans also sells and rents custom pipe handling and joint welding and coating equipment used in the construction of large and small diameter pipelines. CRC-Evans’ operations are presented within the Industrial segment and reflect activity since the acquisition date.
As discussed in Note E, Merger and Acquisitions, the Company merged with Black & Decker at the close of business on March 12, 2010. The Black & Decker businesses were assessed and integrated into the Company’s existing reportable segments. The legacy Black & Decker segments, Power Tools and Accessories, Hardware & Home Improvement (“HHI”) and Fastening and Assembly Systems, were integrated into the Company’s CDIY, Security and Industrial segments, respectively, with the Pfister plumbing products business which was formerly part of HHI included in the CDIY segment. The results of Black & Decker’s operations are presented within each of these segments and reflect activity since the merger date.
The Company utilizes segment profit, which is defined as net sales minus cost of sales and SG&A inclusive of the provision for doubtful accounts (aside from corporate overhead expense), and segment profit as a percentage of net sales to assess the profitability of each segment. Segment profit excludes the corporate overhead expense element of SG&A, interest income, interest expense, other-net (inclusive of intangible asset amortization expense), restructuring, and income tax expense. Refer to Note O, Restructuring and Asset Impairments for the amount of restructuring charges and asset impairments by segment, and to Note F, Goodwill and Other Intangible Assets for intangible amortization expense by segment. Corporate overhead is comprised of world headquarters facility expense, cost for the executive management team and cost for certain centralized functions that benefit the entire Company but are not directly attributable to the businesses, such as legal and corporate finance functions. Transactions between segments are not material. Segment assets primarily include accounts receivable, inventory, other current assets, property, plant and equipment, intangible assets and other miscellaneous assets.
Corporate assets and unallocated assets are cash and deferred income taxes. Geographic net sales and long-lived assets are attributed to the geographic regions based on the geographic location of each Company subsidiary.
The following information excludes the CST/berger laser leveling and measuring business, as well as three other smaller businesses, which are classified as discontinued operations as disclosed in Note T, Discontinued Operations, unless otherwise noted. Further, the Company has changed its reporting of segment information to reflect the current management of certain industrial end customers from its CDIY segment to Industrial segment. The accompanying financial information reflects this change for all periods presented.
BUSINESS SEGMENTS

(Millions of Dollars)	2010	2009	2008
Net Sales
CDIY	$4,368.1	$1,258.1	$1,608.4
Security	2,112.9	1,560.2	1,497.2
Industrial	1,928.6	918.8	1,320.6

Consolidated	$8,409.6	$3,737.1	$4,426.2

Segment Profit
CDIY	$458.6	$141.0	$174.2
Security	306.0	307.0	268.7
Industrial	259.8	102.4	180.7

Segment Profit	1,024.4	550.4	623.6
Corporate overhead	(244.5)	(70.5)	(59.8)
Other-net	(199.6)	(139.1)	(111.6)
Restructuring charges and asset impairments	(242.6)	(40.7)	(85.5)
Gain on debt extinguishment	—	43.8	9.4
Interest income	9.4	3.1	9.2
Interest expense	(110.0)	(63.7)	(92.1)

Earnings from continuing operations before income taxes	$237.1	$283.3	$293.2

Capital and Software Expenditures
CDIY	$98.2	$38.7	$49.3
Security	41.1	33.6	52.6
Industrial	46.2	21.1	38.5

(Millions of Dollars)	2010	2009	2008
Discontinued operations	—	—	0.4

Consolidated	$185.5	$93.4	$140.8

Depreciation and Amortization
CDIY	$115.4	$41.2	$42.2
Security	158.1	131.9	108.6
Industrial	75.2	27.0	30.3
Discontinued operations	—	—	1.9

Consolidated	$348.7	$200.1	$183.0

Segment Assets
CDIY	$7,417.6	$819.5
Security	3,496.3	2,430.9
Industrial	3,209.3	1,069.1

	14,123.2	4,319.5
Corporate assets	1,016.2	449.6

Consolidated	$15,139.4	$4,769.1

Sales to the Home Depot were 14%, 14% and 13% of the CDIY segment net sales in 2010, 2009 and 2008, respectively, and 10% of the Security segment net sales in 2010. Sales to Lowes were 14% of the CDIY segment net sales and 10% of the Security segment net sales in 2010.
The Company recorded $173.5 million in cost of sales for the year ended January 1, 2011 associated with the inventory step-up amortization stemming from the turn of acquired inventory which was recorded in purchase accounting at its fair value. The non-cash inventory step-up amortization reduced 2010 segment profit by $125.3 million in CDIY, $24.9 million in Security and $23.3 million in Industrial for the year ended January 1, 2011. Additionally, the Company recorded $21.4 million of facility closure-related and other charges associated with the merger and other 2010 acquisitions of $1.8 million in CDIY, $18.1 million in Security and $2.0 million in Industrial for the year ended January 1, 2011.
Corporate overhead for the year ended January 1, 2011 includes $81.0 million of charges pertaining primarily to certain merger-related executive compensation and Black & Decker integration costs.
GEOGRAPHIC AREAS

(Millions of Dollars)	2010	2009	2008
Net Sales
United States	$4,611.7	$2,168.0	$2,514.3
Canada	566.6	253.3	284.8
Other Americas	424.6	99.5	135.6
France	707.0	498.5	571.5
Other Europe	1,354.4	505.3	680.9
Asia	745.3	212.5	239.1

Consolidated	$8,409.6	$3,737.1	$4,426.2

Property, Plant & Equipment
United States	$520.0	$292.8
Canada	20.7	14.0
Other Americas	187.2	12.5
France	65.9	60.3
Other Europe	184.0	108.6
Asia	188.7	87.7

Consolidated	$1,166.5	$575.9